Operating Segments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
Depreciation and amortization	$ (177)	$ (147)	$ (145)
Restructuring costs	(12)	(14)	(56)
Profit/ (loss) before income tax	269	(95)	(466)
Income tax expense	(69)	(63)	(19)
Share of profit/ (loss) of equity-accounted investees (net of tax)	1	(8)	(7)
Profit/ (loss) for the year	200	(158)	(485)
Reportable segments
Disclosure of operating segments [line items]
Total reportable Segment Adjusted EBITDA	868	663	376
Regional corporate costs	(368)	(350)	(398)
Net other income	12	13	17
Depreciation and amortization	(177)	(147)	(145)
Share-based compensation expenses	(241)	(279)	(304)
Impairment losses on goodwill and non-financial assets		0
Restructuring costs	(12)	(14)	(56)
Legal, tax and regulatory settlement provisions	3	(48)	(8)
Cost related to mergers and acquisitions	(20)	(6)	(1)
Profit/ (loss) before income tax	65	(168)	(519)
Income tax expense	(69)	(63)	(19)
Net finance income	203	81	60
Share of profit/ (loss) of equity-accounted investees (net of tax)	1	(8)	(7)
Profit/ (loss) for the year	200	(158)	(485)
Reportable segments | Deliveries
Disclosure of operating segments [line items]
Total reportable Segment Adjusted EBITDA	287	196	81
Reportable segments | Mobility
Disclosure of operating segments [line items]
Total reportable Segment Adjusted EBITDA	690	569	466
Reportable segments | Financial services
Disclosure of operating segments [line items]
Total reportable Segment Adjusted EBITDA	(110)	(105)	(170)
Reportable segments | Others
Disclosure of operating segments [line items]
Total reportable Segment Adjusted EBITDA	$ 1	$ 3	$ (1)